Third Quarter Report
September 30, 2023 (Unaudited)
Columbia Variable Portfolio – Strategic Income Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 7.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	750,000	751,134
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class DR
3-month Term SOFR + 7.132% Floor 6.870% 04/15/2034	12.440%	500,000	454,582
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-6A Class E
3-month Term SOFR + 6.762% Floor 6.500% 10/21/2034	12.095%	250,000	226,734
Series 2021-7A Class E
3-month Term SOFR + 7.012% Floor 6.750% 01/22/2035	12.357%	250,000	226,831
Ballyrock CLO Ltd.(a),(b)
Series 2021-18A Class D
3-month Term SOFR + 6.762% Floor 6.500% 01/15/2035	12.070%	250,000	239,218
Barings CLO Ltd.(a),(b)
Series 2021-2A Class E
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2034	11.820%	250,000	226,748
Exeter Automobile Receivables Trust
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	500,000	498,291
Subordinated Series 2023-4A Class B
10/15/2027	6.310%	400,000	400,578
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2022-A Class C
06/15/2029	2.820%	220,000	215,491
Madison Park Funding LXII Ltd.(a),(b)
Series 2022-62A Class AR
3-month Term SOFR + 1.850% Floor 1.850% 07/17/2036	7.158%	1,500,000	1,502,914
Madison Park Funding XXII Ltd.(a),(b)
Series 2016-22A Class DR
3-month Term SOFR + 3.762% Floor 3.500% 01/15/2033	9.070%	400,000	394,139
Marlette Funding Trust(a)
Series 2023-2A Class A
06/15/2033	6.040%	211,868	211,160
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netcredit Combined Receivables LLC(a),(c)
Series 2023-A Class A
12/20/2027	7.780%	347,088	345,352
Octagon 55 Ltd.(a),(b)
Series 2021-1A Class E
3-month Term SOFR + 6.762% Floor 6.500% 07/20/2034	12.088%	300,000	266,456
Octagon Investment Partners 48 Ltd.(a),(b)
Series 2020-3A Class ER
3-month Term SOFR + 6.962% Floor 6.700% 10/20/2034	12.288%	250,000	231,327
Pagaya AI Debt Selection Trust(a)
Subordinated Series 2021-3 Class B
05/15/2029	1.740%	449,976	439,926
Pagaya AI Debt Trust(a)
Series 2022-2 Class A
01/15/2030	4.970%	102,429	101,469
Series 2023-6 Class A
06/16/2031	7.128%	850,000	851,294
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	399,947	374,819
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	349,966	349,777
Subordinated Series 2023-6 Class B
06/16/2031	7.464%	300,000	300,377
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	400,000	400,052
Pagaya AI Debt Trust(a),(d)
Subordinated Series 2023-5 Class AB
04/15/2031	7.277%	600,000	603,112
Prosper Marketplace Issuance Trust(a)
Series 2023-1A Class A
07/16/2029	7.060%	400,000	400,236
Santander Revolving Auto Loan Trust(a)
Series 2019-A Class A
01/26/2032	2.510%	799,000	765,113
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	289,256	289,222
Upstart Securitization Trust(a)
Series 2023-2 Class A
06/20/2033	6.770%	446,584	442,939
Total Asset-Backed Securities — Non-Agency (Cost $11,671,977)			11,509,291

2	Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency 1.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month Term SOFR + 2.447% Floor 2.400% 06/15/2035	7.847%	300,000	288,530
Subordinated Series 2018-PRME Class D
1-month Term SOFR + 1.847% Floor 1.925% 06/15/2035	7.247%	300,000	291,218
CLNY Trust(a),(b)
Subordinated Series 2019-IKPR Class E
1-month Term SOFR + 2.721% Floor 2.721% 11/15/2038	8.163%	300,000	274,926
Subordinated Series 2019-IKPR Class F
1-month Term SOFR + 3.417% Floor 3.417% 11/15/2038	8.859%	150,000	132,272
COMM Mortgage Trust(a),(d)
Subordinated Series 2020-CBM Class F
02/10/2037	3.754%	150,000	133,803
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	500,000	266,608
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	400,000	161,622
Extended Stay America Trust(a),(b)
Series 2021-ESH Class D
1-month Term SOFR + 2.364% Floor 2.250% 07/15/2038	7.697%	190,097	187,008
Morgan Stanley Capital I Trust(a),(d)
Series 2019-MEAD Class E
11/10/2036	3.283%	600,000	472,207
Progress Residential Trust(a)
Subordinated Series 2020-SFR2 Class F
06/17/2037	6.152%	500,000	490,409
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	6.597%	150,000	136,121
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $3,329,282)			2,834,724
Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials —%
Financial Services —%
Fairlane Management Corp.(c),(e),(f)	2,000	—
Total Financials		—
Information Technology 0.0%
Software 0.0%
Avaya Holdings Corp.(f)	702	9,126
Avaya Holdings Corp.(f)	3,344	43,472
Total		52,598
Total Information Technology		52,598
Total Common Stocks (Cost $63,203)		52,598

Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.1%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	303,000	182,103
Total Convertible Bonds (Cost $238,769)			182,103

Corporate Bonds & Notes(g) 40.9%

Aerospace & Defense 1.6%
BAE Systems PLC(a)
02/15/2031	1.900%	460,000	354,328
Boeing Co. (The)
08/01/2059	3.950%	646,000	423,785
05/01/2060	5.930%	159,000	143,045
Bombardier, Inc.(a)
04/15/2027	7.875%	42,000	40,974
Howmet Aerospace, Inc.
01/15/2029	3.000%	107,000	90,611
L3Harris Technologies, Inc.
07/31/2033	5.400%	106,000	101,884
Raytheon Technologies Corp.
03/15/2032	2.375%	515,000	396,719
02/27/2033	5.150%	302,000	285,853
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	65,000	66,151
TransDigm, Inc.(a)
03/15/2026	6.250%	305,000	300,825
08/15/2028	6.750%	172,000	169,518
Total			2,373,693

Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Agencies 0.0%
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	74,000	74,169
Airlines 0.4%
Air Canada(a)
08/15/2026	3.875%	43,000	39,040
American Airlines, Inc.(a)
07/15/2025	11.750%	41,000	44,075
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	137,511	134,468
04/20/2029	5.750%	178,729	166,177
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	113,696	102,328
United Airlines, Inc.(a)
04/15/2026	4.375%	66,000	61,073
04/15/2029	4.625%	85,000	73,128
Total			620,289
Automotive 0.8%
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	34,000	32,279
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%	100,000	97,596
Ford Motor Co.
02/12/2032	3.250%	85,000	65,372
01/15/2043	4.750%	148,000	107,980
Ford Motor Credit Co. LLC
09/08/2024	3.664%	47,000	45,472
06/16/2025	5.125%	112,000	108,426
11/13/2025	3.375%	40,000	37,103
05/28/2027	4.950%	235,000	220,591
08/17/2027	4.125%	74,000	67,399
11/04/2027	7.350%	45,000	45,906
02/16/2028	2.900%	22,000	18,698
02/10/2029	2.900%	75,000	61,594
06/10/2030	7.200%	28,000	28,146
11/13/2030	4.000%	19,000	15,837
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	49,000	42,296
IHO Verwaltungs GmbH(a),(h)
09/15/2026	4.750%	15,000	13,850
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	21,000	20,344
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	17,000	16,639
05/15/2027	8.500%	88,000	87,620
Total			1,133,148
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 6.7%
Ally Financial, Inc.
05/21/2024	3.875%	22,000	21,569
Subordinated
11/20/2025	5.750%	108,000	105,090
Bank of America Corp.(i)
10/22/2030	2.884%	1,010,000	841,825
07/23/2031	1.898%	1,000,000	759,409
10/20/2032	2.572%	720,000	552,790
02/04/2033	2.972%	440,000	346,992
Subordinated
09/21/2036	2.482%	57,000	41,664
Citigroup, Inc.(i)
01/25/2033	3.057%	521,000	410,577
Goldman Sachs Group, Inc. (The)(i)
07/21/2032	2.383%	573,000	436,195
10/21/2032	2.650%	3,000	2,319
HSBC Holdings PLC(i)
05/24/2032	2.804%	540,000	418,178
11/22/2032	2.871%	754,000	579,626
Subordinated
06/20/2034	6.547%	185,000	176,054
JPMorgan Chase & Co.(i)
04/22/2032	2.580%	902,000	711,369
11/08/2032	2.545%	1,000,000	773,831
Morgan Stanley(i)
07/21/2032	2.239%	182,000	137,209
10/20/2032	2.511%	950,000	725,639
07/21/2034	5.424%	121,000	114,307
Subordinated
09/16/2036	2.484%	70,000	51,153
PNC Financial Services Group, Inc. (The)(i)
06/12/2029	5.582%	421,000	408,576
US Bancorp(i)
06/12/2034	5.836%	123,000	115,867
Wells Fargo & Co.(i)
07/25/2029	5.574%	221,000	215,582
10/30/2030	2.879%	485,000	403,676
02/11/2031	2.572%	970,000	784,130
07/25/2034	5.557%	947,000	897,388
04/25/2053	4.611%	88,000	68,928
Total			10,099,943
Brokerage/Asset Managers/Exchanges 0.3%
AG Issuer LLC(a)
03/01/2028	6.250%	2,000	1,869
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	80,000	80,578

4	Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hightower Holding LLC(a)
04/15/2029	6.750%	42,000	36,086
NFP Corp.(a)
08/15/2028	4.875%	131,000	115,352
08/15/2028	6.875%	136,000	116,559
10/01/2030	7.500%	66,000	63,279
10/01/2031	8.500%	47,000	47,058
Total			460,781
Building Materials 0.5%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	182,000	161,313
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	45,000	42,149
05/15/2029	4.125%	26,000	22,194
08/01/2030	6.500%	35,000	33,952
James Hardie International Finance DAC(a)
01/15/2028	5.000%	66,000	61,529
SRS Distribution, Inc.(a)
07/01/2028	4.625%	75,000	64,860
07/01/2029	6.125%	85,000	72,463
12/01/2029	6.000%	77,000	64,953
Standard Industries, Inc.(a)
01/15/2028	4.750%	114,000	102,825
White Cap Buyer LLC(a)
10/15/2028	6.875%	97,000	85,568
Total			711,806
Cable and Satellite 1.9%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	158,000	147,158
02/01/2028	5.000%	48,000	43,573
06/01/2029	5.375%	60,000	53,838
03/01/2030	4.750%	58,000	48,778
08/15/2030	4.500%	59,000	48,394
02/01/2031	4.250%	131,000	104,317
02/01/2032	4.750%	55,000	44,003
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	206,000	161,671
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	140,000	106,804
12/01/2061	4.400%	291,000	178,122
06/30/2062	3.950%	358,000	202,387
04/01/2063	5.500%	215,000	158,537
CSC Holdings LLC(a)
12/01/2030	4.125%	79,000	55,914
12/01/2030	4.625%	154,000	81,974
02/15/2031	3.375%	197,000	134,714
11/15/2031	5.000%	64,000	34,389
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	43,000	38,035
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.
11/15/2024	5.875%	79,000	73,525
06/01/2029	5.125%	197,000	108,823
DISH Network Corp.(a)
11/15/2027	11.750%	13,000	13,045
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	93,000	70,480
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	84,000	75,041
07/15/2028	4.000%	110,000	93,897
07/01/2030	4.125%	78,000	62,450
Videotron Ltd.(a)
06/15/2029	3.625%	388,000	326,058
Virgin Media Finance PLC(a)
07/15/2030	5.000%	81,000	63,857
VZ Secured Financing BV(a)
01/15/2032	5.000%	101,000	79,556
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	118,000	88,287
Ziggo BV(a)
01/15/2030	4.875%	102,000	83,175
Total			2,780,802
Chemicals 1.0%
Avient Corp.(a)
08/01/2030	7.125%	55,000	54,028
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	100,000	83,103
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	324,000	263,605
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	42,000	39,016
Element Solutions, Inc.(a)
09/01/2028	3.875%	110,000	94,905
HB Fuller Co.
10/15/2028	4.250%	86,000	75,794
Herens Holdco Sarl(a)
05/15/2028	4.750%	77,000	59,755
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	71,000	67,314
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	55,000	50,387
Ingevity Corp.(a)
11/01/2028	3.875%	76,000	62,646
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	69,000	66,297

Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iris Holdings, Inc.(a),(h)
02/15/2026	8.750%	19,000	17,069
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	125,000	101,842
11/15/2028	9.750%	147,000	146,797
10/01/2029	6.250%	60,000	47,223
SPCM SA(a)
03/15/2027	3.125%	4,000	3,528
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	17,000	12,106
WR Grace Holdings LLC(a)
06/15/2027	4.875%	136,000	124,591
08/15/2029	5.625%	99,000	79,852
03/01/2031	7.375%	46,000	44,424
Total			1,494,282
Construction Machinery 0.4%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	136,000	116,241
Herc Holdings, Inc.(a)
07/15/2027	5.500%	50,000	47,269
John Deere Capital Corp.
07/14/2028	4.950%	265,000	261,251
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	115,000	114,716
03/15/2031	7.750%	18,000	18,272
United Rentals North America, Inc.
01/15/2032	3.750%	19,000	15,331
Total			573,080
Consumer Cyclical Services 0.4%
APX Group, Inc.(a)
07/15/2029	5.750%	14,000	11,812
Arches Buyer, Inc.(a)
06/01/2028	4.250%	91,000	77,673
12/01/2028	6.125%	88,000	71,417
ASGN, Inc.(a)
05/15/2028	4.625%	77,000	68,821
Match Group, Inc.(a)
12/15/2027	5.000%	18,000	16,588
06/01/2028	4.625%	160,000	143,527
Uber Technologies, Inc.(a)
05/15/2025	7.500%	40,000	40,246
09/15/2027	7.500%	17,000	17,138
01/15/2028	6.250%	97,000	94,881
08/15/2029	4.500%	109,000	97,599
Total			639,702
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.3%
Acushnet Co.(a),(j)
10/15/2028	7.375%	18,000	18,144
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	127,000	122,305
Mattel, Inc.
10/01/2040	6.200%	40,000	35,451
Newell Brands, Inc.
09/15/2027	6.375%	47,000	44,824
09/15/2029	6.625%	29,000	27,703
Newell, Inc.
04/01/2026	4.700%	26,000	24,500
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	55,000	42,318
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	48,000	43,374
07/15/2030	5.500%	21,000	19,106
03/15/2031	3.875%	37,000	29,988
Total			407,713
Diversified Manufacturing 1.2%
Carrier Global Corp.
02/15/2030	2.722%	1,330,000	1,108,822
Chart Industries, Inc.(a)
01/01/2030	7.500%	37,000	37,190
01/01/2031	9.500%	12,000	12,763
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	106,000	102,304
Gates Global LLC/Co.(a)
01/15/2026	6.250%	65,000	63,424
Madison IAQ LLC(a)
06/30/2028	4.125%	73,000	62,934
06/30/2029	5.875%	49,000	39,437
Resideo Funding, Inc.(a)
09/01/2029	4.000%	92,000	75,528
Vertical Holdco GmbH(a)
07/15/2028	7.625%	64,000	58,649
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	98,000	90,104
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	61,000	61,174
06/15/2028	7.250%	55,000	55,378
Total			1,767,707
Electric 2.3%
AEP Texas, Inc.
01/15/2050	3.450%	435,000	280,266

6	Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Calpine Corp.(a)
02/15/2028	4.500%	44,000	39,680
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	83,000	74,351
02/15/2031	3.750%	261,000	205,879
01/15/2032	3.750%	96,000	73,081
Duke Energy Corp.
06/15/2031	2.550%	510,000	404,046
08/15/2052	5.000%	144,000	119,531
Edison International
11/15/2028	5.250%	244,000	234,755
Emera US Finance LP
06/15/2046	4.750%	365,000	269,525
Exelon Corp.
03/15/2053	5.600%	110,000	100,138
FirstEnergy Corp.
03/01/2050	3.400%	80,000	49,715
Georgia Power Co.
03/15/2042	4.300%	200,000	160,170
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	56,000	45,953
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	24,000	23,490
09/15/2027	4.500%	246,000	222,791
NRG Energy, Inc.
01/15/2028	5.750%	28,000	26,247
NRG Energy, Inc.(a)
06/15/2029	5.250%	64,000	56,466
02/15/2032	3.875%	178,000	133,504
Pacific Gas and Electric Co.
07/01/2050	4.950%	550,000	410,603
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	41,000	35,669
PG&E Corp.
07/01/2028	5.000%	31,000	28,071
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	69,000	62,623
01/15/2030	4.750%	107,000	91,337
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	88,000	83,817
02/15/2027	5.625%	75,000	71,053
07/31/2027	5.000%	24,000	22,069
10/15/2031	7.750%	94,000	92,606
Total			3,417,436
Environmental 0.2%
Clean Harbors, Inc.(a)
02/01/2031	6.375%	9,000	8,749
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GFL Environmental, Inc.(a)
06/01/2025	4.250%	68,000	65,221
08/01/2025	3.750%	19,000	18,040
08/01/2028	4.000%	56,000	48,931
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	107,000	100,052
Total			240,993
Finance Companies 0.6%
Navient Corp.
03/25/2024	6.125%	49,000	48,749
06/25/2025	6.750%	58,000	57,123
03/15/2027	5.000%	41,000	36,854
OneMain Finance Corp.
01/15/2029	9.000%	40,000	39,841
09/15/2030	4.000%	58,000	43,564
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	57,000	50,928
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	111,000	91,703
03/01/2031	3.875%	82,000	65,345
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	486,000	367,687
Springleaf Finance Corp.
03/15/2024	6.125%	48,000	47,812
03/15/2026	7.125%	92,000	89,961
11/15/2029	5.375%	6,000	5,023
Total			944,590
Food and Beverage 1.5%
Bacardi Ltd.(a)
05/15/2048	5.300%	520,000	448,548
Constellation Brands, Inc.
05/01/2033	4.900%	801,000	744,025
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	70,000	66,759
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	229,000	221,680
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	36,000	33,181
01/31/2030	4.125%	45,000	38,469
01/31/2032	4.375%	45,000	37,717
Post Holdings, Inc.(a)
03/01/2027	5.750%	62,000	59,527
01/15/2028	5.625%	96,000	90,881
04/15/2030	4.625%	28,000	23,983
09/15/2031	4.500%	53,000	44,136
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	101,000	86,331

Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	86,000	70,576
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	65,000	53,180
US Foods, Inc.(a)
09/15/2028	6.875%	47,000	46,903
02/15/2029	4.750%	83,000	74,193
06/01/2030	4.625%	35,000	30,429
01/15/2032	7.250%	44,000	43,955
Total			2,214,473
Gaming 0.9%
Boyd Gaming Corp.(a)
06/15/2031	4.750%	123,000	104,400
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	147,000	124,628
02/15/2030	7.000%	109,000	106,006
Churchill Downs, Inc.(a)
01/15/2028	4.750%	57,000	51,427
05/01/2031	6.750%	33,000	31,224
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	109,000	108,620
07/01/2025	6.250%	60,000	59,231
07/01/2027	8.125%	89,000	89,426
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	19,000	18,784
MGM Resorts International
09/01/2026	4.625%	66,000	61,623
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	107,000	91,125
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	18,000	16,928
07/01/2029	4.125%	111,000	90,112
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	121,000	104,420
Scientific Games International, Inc.(a)
05/15/2028	7.000%	45,000	44,247
11/15/2029	7.250%	61,000	59,759
Studio City Finance Ltd.(a)
01/15/2029	5.000%	200,000	150,570
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	20,000	19,622
Total			1,332,152
Health Care 2.1%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	38,000	35,429
04/15/2029	5.000%	74,000	66,558
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
AdaptHealth LLC(a)
03/01/2030	5.125%		77,000	59,849
Avantor Funding, Inc.(a)
07/15/2028	4.625%		29,000	26,442
11/01/2029	3.875%		164,000	140,288
Becton Dickinson Euro Finance SARL
08/13/2041	1.336%	EUR	227,000	141,573
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%		10,000	8,206
04/01/2030	3.500%		67,000	55,177
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%		17,000	15,269
03/15/2029	3.750%		21,000	18,056
03/15/2031	4.000%		19,000	16,067
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%		44,000	23,441
05/15/2030	5.250%		155,000	118,095
02/15/2031	4.750%		39,000	27,685
CVS Health Corp.
07/20/2045	5.125%		364,000	306,197
03/25/2048	5.050%		280,000	232,617
GE HealthCare Technologies, Inc.
11/15/2027	5.650%		230,000	229,569
HCA, Inc.
03/15/2052	4.625%		665,000	498,945
IQVIA, Inc.(a)
10/15/2026	5.000%		16,000	15,260
05/15/2027	5.000%		61,000	57,483
05/15/2030	6.500%		60,000	58,908
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%		90,000	76,044
10/01/2029	5.250%		204,000	176,354
Select Medical Corp.(a)
08/15/2026	6.250%		153,000	149,487
Star Parent, Inc.(a)
10/01/2030	9.000%		53,000	53,559
Surgery Center Holdings, Inc.(a)
04/15/2027	10.000%		38,000	38,439
Tenet Healthcare Corp.
02/01/2027	6.250%		100,000	96,726
11/01/2027	5.125%		89,000	82,796
06/15/2028	4.625%		68,000	61,265
10/01/2028	6.125%		67,000	62,878
01/15/2030	4.375%		174,000	149,870
US Acute Care Solutions LLC(a)
03/01/2026	6.375%		49,000	42,144
Total				3,140,676

8	Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.7%
Aetna, Inc.
11/15/2042	4.125%	54,000	40,215
08/15/2047	3.875%	51,000	35,639
Centene Corp.
10/15/2030	3.000%	842,000	679,010
08/01/2031	2.625%	217,000	166,147
UnitedHealth Group, Inc.
02/15/2030	5.300%	80,000	79,441
Total			1,000,452
Home Construction 0.1%
Meritage Homes Corp.
06/06/2027	5.125%	44,000	41,685
Meritage Homes Corp.(a)
04/15/2029	3.875%	110,000	94,567
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	47,000	42,108
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	52,000	48,413
Total			226,773
Independent Energy 0.9%
Baytex Energy Corp.(a)
04/30/2030	8.500%	101,000	101,969
Callon Petroleum Co.(a)
08/01/2028	8.000%	89,000	89,109
06/15/2030	7.500%	15,000	14,544
CNX Resources Corp.(a)
03/14/2027	7.250%	3,000	2,960
01/15/2029	6.000%	41,000	38,249
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	257,000	241,961
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	17,000	16,719
05/01/2029	5.000%	137,000	128,524
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	39,000	36,538
02/01/2029	5.750%	85,000	76,890
02/01/2031	6.000%	83,000	73,014
Matador Resources Co.
09/15/2026	5.875%	81,000	78,188
Matador Resources Co.(a)
04/15/2028	6.875%	35,000	34,301
Occidental Petroleum Corp.
09/01/2030	6.625%	117,000	118,544
Permian Resources Operating LLC(a)
01/15/2032	7.000%	94,000	92,725
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southwestern Energy Co.
02/01/2029	5.375%	17,000	15,648
02/01/2032	4.750%	158,000	135,544
Total			1,295,427
Integrated Energy 0.0%
Cenovus Energy, Inc.
02/15/2052	3.750%	105,000	69,412
Leisure 0.7%
Boyne USA, Inc.(a)
05/15/2029	4.750%	83,000	72,498
Carnival Corp.(a)
03/01/2026	7.625%	64,000	62,246
03/01/2027	5.750%	16,000	14,473
08/15/2029	7.000%	67,000	66,108
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	74,000	79,317
Cedar Fair LP
07/15/2029	5.250%	84,000	72,946
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op(a)
05/01/2025	5.500%	15,000	14,698
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	18,000	16,871
10/01/2028	6.500%	29,000	27,488
Cinemark USA, Inc.(a)
03/15/2026	5.875%	90,000	86,793
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	109,000	104,702
NCL Corp., Ltd.(a)
02/15/2027	5.875%	23,000	21,845
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	63,000	59,452
07/15/2027	5.375%	8,000	7,392
01/15/2029	9.250%	15,000	15,816
01/15/2030	7.250%	113,000	112,002
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	58,000	54,497
Viking Cruises Ltd.(a)
09/15/2027	5.875%	55,000	50,156
07/15/2031	9.125%	59,000	59,096
Total			998,396
Life Insurance 0.3%
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2059	3.625%	300,000	189,972

Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%		300,000	289,767
Voya Financial, Inc.
06/15/2046	4.800%		4,000	2,993
Total				482,732
Media and Entertainment 1.4%
Cengage Learning, Inc.(a)
06/15/2024	9.500%		10,000	10,014
Clear Channel International BV(a)
08/01/2025	6.625%		55,000	54,446
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%		19,000	15,169
09/15/2028	9.000%		57,000	56,499
06/01/2029	7.500%		66,000	50,521
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%		153,000	136,001
iHeartCommunications, Inc.
05/01/2026	6.375%		70,159	60,515
iHeartCommunications, Inc.(a)
08/15/2027	5.250%		209,000	165,740
Meta Platforms, Inc.
05/15/2063	5.750%		285,000	268,441
Netflix, Inc.
05/15/2029	4.625%	EUR	110,000	117,274
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%		79,000	69,885
01/15/2029	4.250%		15,000	11,883
03/15/2030	4.625%		78,000	61,358
Playtika Holding Corp.(a)
03/15/2029	4.250%		134,000	112,192
Roblox Corp.(a)
05/01/2030	3.875%		122,000	97,985
Univision Communications, Inc.(a)
08/15/2028	8.000%		17,000	16,386
05/01/2029	4.500%		90,000	73,244
06/30/2030	7.375%		35,000	32,004
Warnermedia Holdings, Inc.
03/15/2062	5.391%		1,013,000	746,873
Total				2,156,430
Metals and Mining 0.5%
Allegheny Technologies, Inc.
12/01/2027	5.875%		31,000	29,443
10/01/2029	4.875%		16,000	14,103
10/01/2031	5.125%		63,000	54,306
Constellium SE(a)
06/15/2028	5.625%		88,000	82,828
04/15/2029	3.750%		291,000	243,734
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	36,000	33,573
04/01/2029	6.125%	143,000	132,081
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	33,000	26,003
Novelis Corp.(a)
11/15/2026	3.250%	28,000	24,986
01/30/2030	4.750%	120,000	103,961
08/15/2031	3.875%	33,000	26,324
Total			771,342
Midstream 2.6%
CNX Midstream Partners LP(a)
04/15/2030	4.750%	40,000	33,475
DCP Midstream Operating LP
04/01/2044	5.600%	32,000	28,078
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	32,000	31,356
DT Midstream, Inc.(a)
06/15/2029	4.125%	72,000	62,269
06/15/2031	4.375%	42,000	35,320
EQM Midstream Partners LP(a)
07/01/2027	6.500%	22,000	21,492
01/15/2029	4.500%	48,000	42,735
01/15/2031	4.750%	119,000	102,430
EQM Midstream Partners LP
07/15/2048	6.500%	104,000	91,020
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	400,000	310,482
09/30/2040	3.250%	200,000	146,034
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	200,000	196,113
Hess Midstream Operations LP(a)
02/15/2026	5.625%	77,000	74,389
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	55,000	54,005
02/01/2028	5.000%	38,000	35,001
Kinder Morgan, Inc.
02/15/2046	5.050%	83,000	66,395
08/01/2052	5.450%	331,000	280,583
MPLX LP
03/14/2052	4.950%	108,000	84,062
NuStar Logistics LP
10/01/2025	5.750%	150,000	145,858
06/01/2026	6.000%	109,000	105,902
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	702,000	518,400
Sunoco LP/Finance Corp.(a)
09/15/2028	7.000%	45,000	44,391

10	Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	96,000	82,066
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	81,000	68,140
08/15/2031	4.125%	170,000	139,529
11/01/2033	3.875%	341,000	264,745
Western Midstream Operating LP
01/15/2029	6.350%	117,000	117,359
Western Midstream Operating LP(i)
02/01/2050	5.250%	280,000	216,637
Williams Companies, Inc. (The)
08/15/2028	5.300%	460,000	449,617
Total			3,847,883
Natural Gas 0.2%
NiSource, Inc.
05/01/2030	3.600%	186,000	162,057
05/15/2047	4.375%	232,000	178,217
Total			340,274
Oil Field Services 0.3%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	78,000	73,348
Nabors Industries Ltd.(a)
01/15/2026	7.250%	108,000	104,021
Nabors Industries, Inc.(a)
05/15/2027	7.375%	29,000	28,130
Transocean Aquila Ltd.(a),(j)
09/30/2028	8.000%	69,000	69,000
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	83,000	84,412
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	44,000	43,112
Venture Global LNG, Inc.(a)
06/01/2031	8.375%	28,000	27,604
Total			429,627
Other Industry 0.0%
Hillenbrand, Inc.
03/01/2031	3.750%	21,000	16,814
Other REIT 0.3%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	60,000	50,428
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	42,000	40,408
02/01/2027	4.250%	129,000	112,800
06/15/2029	4.750%	115,000	93,044
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	97,000	82,479
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	18,000	17,736
02/15/2029	4.500%	15,000	12,862
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	20,000	18,085
Total			427,842
Packaging 0.4%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	61,000	58,584
09/01/2029	4.000%	188,000	147,079
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	49,000	44,770
Ball Corp.
06/15/2029	6.000%	62,000	60,295
Canpack SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	38,000	35,120
Canpack SA/US LLC(a)
11/15/2029	3.875%	84,000	68,638
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	96,000	89,661
08/15/2027	8.500%	39,000	35,716
Total			539,863
Pharmaceuticals 1.8%
1375209 BC Ltd.(a)
01/30/2028	9.000%	11,000	10,892
Amgen, Inc.
03/02/2063	5.750%	1,191,000	1,099,835
Bausch Health Companies, Inc.(a)
02/01/2027	6.125%	41,000	25,665
06/01/2028	4.875%	73,000	41,543
09/30/2028	11.000%	19,000	12,863
10/15/2030	14.000%	3,000	1,779
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	68,000	58,129
Jazz Securities DAC(a)
01/15/2029	4.375%	41,000	35,858
Organon Finance 1 LLC(a)
04/30/2028	4.125%	37,000	32,192
04/30/2031	5.125%	82,000	65,758
Pfizer Investment Enterprises Pte., Ltd.
05/19/2033	4.750%	723,000	685,118
05/19/2063	5.340%	677,000	618,522
Total			2,688,154

Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2023	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.9%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	129,000	115,531
10/15/2027	6.750%	79,000	73,628
04/15/2028	6.750%	124,000	119,606
11/01/2029	5.875%	50,000	43,414
AssuredPartners, Inc.(a)
08/15/2025	7.000%	105,000	103,695
01/15/2029	5.625%	49,000	42,321
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	241,000	180,384
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	99,000	87,320
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	11,000	10,812
HUB International Ltd.(a)
05/01/2026	7.000%	193,000	192,570
HUB International, Ltd.(a)
06/15/2030	7.250%	257,000	255,773
USI, Inc.(a)
05/01/2025	6.875%	80,000	79,383
Total			1,304,437
Railroads 0.2%
Norfolk Southern Corp.
08/01/2030	5.050%	390,000	375,637
Restaurants 0.6%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	18,000	17,864
01/15/2028	3.875%	66,000	59,262
01/15/2028	4.375%	163,000	146,888
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	20,000	16,962
01/15/2030	6.750%	72,000	58,664
IRB Holding Corp.(a)
06/15/2025	7.000%	124,000	123,986
McDonald’s Corp.
08/14/2053	5.450%	430,000	402,710
Yum! Brands, Inc.
04/01/2032	5.375%	53,000	48,117
Total			874,453
Retailers 1.0%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	14,000	12,017
02/15/2032	5.000%	44,000	36,473
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	21,000	18,208
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hanesbrands, Inc.(a)
05/15/2026	4.875%	48,000	44,092
02/15/2031	9.000%	59,000	56,128
L Brands, Inc.(a)
07/01/2025	9.375%	180,000	186,905
10/01/2030	6.625%	38,000	35,588
L Brands, Inc.
11/01/2035	6.875%	60,000	53,522
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	67,000	56,710
08/01/2031	8.250%	50,000	48,657
Lithia Motors, Inc.(a)
01/15/2031	4.375%	30,000	24,793
Lowe’s Companies, Inc.
04/01/2062	4.450%	125,000	91,024
09/15/2062	5.800%	726,000	658,760
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	37,000	32,427
02/15/2029	7.750%	47,000	43,815
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	92,000	68,183
Total			1,467,302
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2028	6.500%	140,000	138,309
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	68,000	62,886
Total			201,195
Technology 2.2%
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	16,000	14,413
Block, Inc.
06/01/2026	2.750%	166,000	149,120
06/01/2031	3.500%	31,000	24,363
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	17,000	16,925
Broadcom, Inc.(a)
11/15/2036	3.187%	529,000	379,379
Camelot Finance SA(a)
11/01/2026	4.500%	35,000	32,389
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	16,000	15,989
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	40,000	38,770

12	Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	26,000	22,544
07/01/2029	4.875%	173,000	147,443
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	148,000	128,978
CommScope Technologies LLC(a)
06/15/2025	6.000%	40,000	38,096
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	160,000	134,019
Entegris Escrow Corp.(a)
04/15/2029	4.750%	141,000	126,653
06/15/2030	5.950%	81,000	74,906
GTCR W-2 Merger Sub LLC(a),(j)
01/15/2031	7.500%	170,000	170,215
HealthEquity, Inc.(a)
10/01/2029	4.500%	58,000	49,970
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	44,000	38,054
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	59,000	51,340
Iron Mountain, Inc.(a)
09/15/2027	4.875%	188,000	173,401
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	109,000	59,727
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	124,000	103,551
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	141,000	136,382
NCR Corp.(a)
10/01/2028	5.000%	100,000	89,530
04/15/2029	5.125%	91,000	80,251
10/01/2030	5.250%	74,000	63,736
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	80,000	72,505
NXP BV/Funding LLC/USA, Inc.
01/15/2033	5.000%	194,000	178,069
Picard Midco, Inc.(a)
03/31/2029	6.500%	115,000	101,105
PTC, Inc.(a)
02/15/2028	4.000%	40,000	35,839
Seagate HDD Cayman(a)
12/15/2029	8.250%	33,000	33,845
07/15/2031	8.500%	36,000	36,894
Sensata Technologies BV(a)
09/01/2030	5.875%	50,000	46,599
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	116,000	109,364
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Synaptics, Inc.(a)
06/15/2029	4.000%	60,000	49,807
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	28,000	27,391
Verscend Escrow Corp.(a)
08/15/2026	9.750%	120,000	120,010
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	152,000	126,657
Total			3,298,229
Transportation Services 0.4%
ERAC USA Finance LLC(a)
05/01/2028	4.600%	558,000	534,763
Wireless 1.2%
Altice France Holding SA(a)
02/15/2028	6.000%	75,000	37,015
Altice France SA(a)
02/01/2027	8.125%	28,000	24,692
07/15/2029	5.125%	159,000	113,039
10/15/2029	5.500%	35,000	25,192
American Tower Corp.
08/15/2029	3.800%	134,000	119,194
SBA Communications Corp.
02/15/2027	3.875%	44,000	40,325
02/01/2029	3.125%	112,000	93,450
Sprint Capital Corp.
11/15/2028	6.875%	88,000	90,870
Sprint Corp.
06/15/2024	7.125%	17,000	17,106
T-Mobile US, Inc.
02/15/2031	2.875%	1,024,000	830,763
04/15/2031	3.500%	217,000	183,282
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	51,000	40,609
07/15/2031	4.750%	247,000	199,916
Total			1,815,453
Wirelines 1.0%
AT&T, Inc.
03/01/2029	4.350%	154,000	143,174
12/01/2057	3.800%	180,000	113,989
CenturyLink, Inc.(a)
02/15/2027	4.000%	28,000	18,051
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	76,000	72,141
03/15/2031	8.625%	64,000	60,068

Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2023	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Iliad Holding SAS(a)
10/15/2026	6.500%		153,000	143,569
10/15/2028	7.000%		94,000	85,483
Verizon Communications, Inc.
03/21/2031	2.550%		1,039,000	826,602
Total				1,463,077
Total Corporate Bonds & Notes (Cost $67,128,972)				61,053,402

Foreign Government Obligations(g),(k) 6.9%

Angola 0.1%
Angolan Government International Bond(a)
11/26/2029	8.000%		200,000	164,505
Azerbaijan 0.1%
Republic of Azerbaijan International Bond(a)
09/01/2032	3.500%		165,000	133,896
Brazil 0.1%
Brazilian Government International Bond
06/12/2030	3.875%		202,000	176,142
Canada 0.2%
MEGlobal Canada ULC(a)
05/18/2025	5.000%		200,000	194,857
NOVA Chemicals Corp.(a)
05/01/2025	5.000%		61,000	57,643
06/01/2027	5.250%		70,000	60,726
05/15/2029	4.250%		45,000	35,064
Total				348,290
Colombia 0.1%
Colombia Government International Bond
05/15/2049	5.200%		273,000	179,041
Dominican Republic 0.4%
Dominican Republic International Bond(a)
01/25/2027	5.950%		218,000	211,386
04/30/2044	7.450%		200,000	182,825
01/27/2045	6.850%		200,000	170,393
Total				564,604
Egypt 0.3%
Egypt Government International Bond(a)
04/11/2031	6.375%	EUR	100,000	59,104
05/29/2032	7.625%		474,000	272,182
01/31/2047	8.500%		250,000	132,616
Total				463,902
Foreign Government Obligations(g),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Hungary 0.4%
Hungary Government International Bond(a)
09/22/2031	2.125%		730,000	537,374
India 0.7%
Export-Import Bank of India(a)
01/15/2030	3.250%		239,000	203,417
India Government Bond
02/06/2033	7.260%	INR	58,090,000	700,280
Indian Railway Finance Corp., Ltd.(a)
02/10/2031	2.800%		200,000	160,251
Total				1,063,948
Indonesia 0.7%
Indonesia Government International Bond
10/30/2049	3.700%		200,000	140,044
Indonesia Treasury Bond
04/15/2027	5.125%	IDR	6,685,000,000	416,077
04/15/2039	8.375%	IDR	2,025,000,000	149,391
PT Pertamina Persero(a)
05/30/2044	6.450%		400,000	380,014
Total				1,085,526
Ivory Coast 0.2%
Ivory Coast Government International Bond(a)
10/17/2031	5.875%	EUR	353,000	307,968
Kazakhstan 0.1%
KazMunayGas National Co., JSC(a)
10/24/2048	6.375%		200,000	162,523
Malaysia 0.1%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		225,000	198,894
Mexico 1.1%
Mexico Government International Bond
04/16/2030	3.250%		200,000	170,266
05/29/2031	7.750%	MXN	12,190,000	618,324
Petroleos Mexicanos
03/13/2027	6.500%		279,000	245,680
01/28/2031	5.950%		22,000	15,730
02/16/2032	6.700%		672,000	498,680
01/23/2050	7.690%		90,000	57,752
Total				1,606,432
Oman 0.1%
Oman Government International Bond(a)
01/17/2048	6.750%		200,000	183,686

14	Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2023 (Unaudited)
Foreign Government Obligations(g),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Panama 0.1%
Panama Government International Bond
01/19/2033	3.298%		200,000	156,343
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%		200,000	175,377
Qatar 0.2%
Qatar Government International Bond(a)
03/14/2049	4.817%		200,000	173,664
Qatar Petroleum(a)
07/12/2031	2.250%		200,000	160,092
Total				333,756
Romania 0.1%
Romanian Government International Bond(a)
04/03/2049	4.625%	EUR	150,000	117,969
Saudi Arabia 0.7%
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%		453,000	363,584
Saudi Government International Bond(a)
10/22/2030	3.250%		800,000	700,853
Total				1,064,437
South Africa 0.2%
Republic of South Africa Government Bond
01/31/2030	8.000%	ZAR	6,288,891	289,926
South Korea 0.5%
Korea Treasury Bond
03/10/2028	3.250%	KRW	939,380,000	678,248
United Arab Emirates 0.3%
DP World Crescent Ltd.(a)
07/18/2029	3.875%		200,000	181,715
DP World Ltd.(a)
09/25/2048	5.625%		200,000	177,687
Total				359,402
Total Foreign Government Obligations (Cost $11,770,648)				10,352,189

Residential Mortgage-Backed Securities - Agency 31.5%

Federal Home Loan Mortgage Corp.
05/01/2052	3.000%		1,385,586	1,155,222
07/01/2052- 08/01/2052	4.000%		2,767,539	2,484,521
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(l)
CMO Series 390 Class C30
08/15/2052	2.500%	2,037,611	312,922
Federal Home Loan Mortgage Corp.(b),(l)
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	0.000%	469,192	24,388
Federal Home Loan Mortgage Corp. REMICS(l)
CMO Series 5051 Class KI
12/25/2050	2.500%	1,637,784	257,863
CMO Series 5192 Class PI
10/25/2051	2.500%	1,724,136	193,059
CMO Series 5198 Class KI
02/25/2052	3.000%	1,182,293	220,848
Federal National Mortgage Association
11/01/2051- 05/01/2052	3.000%	10,023,449	8,348,907
05/01/2052	3.500%	4,585,435	3,999,415
Federal National Mortgage Association(d),(l)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	1,042,846	10
Federal National Mortgage Association(l)
CMO Series 2012-133 Class EI
07/25/2031	3.500%	61,670	519
CMO Series 2013-1 Class AI
02/25/2043	3.500%	618,470	83,132
CMO Series 2021-3 Class TI
02/25/2051	2.500%	2,164,835	333,597
Federal National Mortgage Association(b),(l)
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	0.721%	225,235	21,346
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	0.571%	426,557	33,233
CMO Series 2017-47 Class SE
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 06/25/2047	0.671%	324,651	39,607
CMO Series 2017-56 Class SB
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	0.721%	667,074	69,012

Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2023	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-76 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	0.721%	298,146	28,882
Freddie Mac REMICS(l)
CMO Series 5287 Class NI
05/25/2051	3.500%	1,139,526	220,508
Government National Mortgage Association(l)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	685,111	52,972
CMO Series 2020-138 Class GI
09/20/2050	3.000%	719,192	106,618
CMO Series 2021-140 Class IW
08/20/2051	3.500%	1,002,120	165,808
CMO Series 2021-16 Class KI
01/20/2051	2.500%	1,220,686	165,946
CMO Series 2021-57 Class KI
03/20/2051	3.500%	1,441,774	235,967
CMO Series 2021-89 Class IO
05/20/2051	3.000%	1,057,294	152,975
Government National Mortgage Association(b),(l)
CMO Series 2016-20 Class SQ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 02/20/2046	0.661%	371,064	28,220
CMO Series 2017-129 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	0.761%	305,371	24,819
CMO Series 2017-133 Class SM
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2047	0.811%	328,927	24,440
CMO Series 2018-124 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	0.761%	557,748	39,888
CMO Series 2018-155 Class ES
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 11/20/2048	0.661%	442,727	30,338
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-168 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 12/20/2048	0.661%	385,688	33,818
CMO Series 2018-67 Class SP
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	0.761%	719,379	53,096
CMO Series 2019-152 Class BS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	0.611%	789,891	57,813
CMO Series 2019-23 Class LS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	0.611%	263,751	21,004
CMO Series 2019-29 Class DS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	0.611%	620,144	37,291
CMO Series 2019-41 Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	0.611%	517,599	40,695
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	0.711%	412,709	33,815
CMO Series 2019-59 Class JS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	0.711%	388,691	31,896
CMO Series 2020-101 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	0.761%	1,690,404	163,952
CMO Series 2020-61 Class SM
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 07/20/2043	1.161%	1,136,939	123,536

16	Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-155 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	0.861%	1,128,388	118,580
CMO Series 2022-90 Class SD
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	0.611%	1,265,812	114,074
CMO Series 2023-66 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	0.761%	2,225,410	195,470
CMO Series 2023-75 Class SB
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 06/20/2050	0.611%	2,414,211	214,247
Government National Mortgage Association TBA(j)
10/23/2053	3.000%	2,000,000	1,694,844
Uniform Mortgage-Backed Security TBA(j)
10/18/2038	3.000%	1,000,000	904,453
10/12/2053	3.500%	7,500,000	6,449,414
10/12/2053	4.000%	4,000,000	3,560,938
10/12/2053	4.500%	8,500,000	7,804,063
10/12/2053	5.000%	7,000,000	6,604,063
Total Residential Mortgage-Backed Securities - Agency (Cost $51,271,148)			47,112,044

Residential Mortgage-Backed Securities - Non-Agency 14.9%

510 Asset Backed Trust(a),(d)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	286,392	273,464
Bellemeade Re Ltd.(a),(b)
CMO Series 2020-3A Class M2
30-day Average SOFR + 4.964% Floor 4.850% 10/25/2030	10.279%	550,000	573,208
CMO Series 2021-1A Class M1C
30-day Average SOFR + 2.950% Floor 2.950% 03/25/2031	8.265%	300,000	305,201
BRAVO Residential Funding Trust(a),(d)
CMO Series 2021-A Class A1
10/25/2059	1.991%	982,869	938,771
CMO Series 2021-B Class A1
04/01/2069	2.115%	270,768	260,497
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BVRT Financing Trust(a),(b),(c)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	500,000	500,000
CMO Series 2021-CRT1 Class M4
30-day Average SOFR + 3.614% Floor 3.500% 07/10/2032	8.927%	875,000	841,899
CAFL Issuer LLC(a),(d)
CMO Series 2021-RTL1 Class A1
03/28/2029	2.239%	300,000	277,272
CIM Trust(a),(d)
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	194,311	183,733
Connecticut Avenue Securities Trust(a),(b)
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	11.315%	750,000	755,129
Subordinated CMO Series 2022-R07 Class 1B2
30-day Average SOFR + 12.000% 06/25/2042	17.315%	300,000	351,303
CTS Corp.(a)
CMO Series 2015-6R Class 3A2
02/27/2036	3.750%	188,965	181,462
Eagle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 10/25/2033	7.988%	194,293	195,243
Fannie Mae Connecticut Avenue Securities(a),(b)
Subordinated CMO Series 2021-R02 Class 2B1
30-day Average SOFR + 3.300% 11/25/2041	8.615%	200,000	198,500
Freddie Mac STACR(b)
CMO Series 2020-CS02 Class M4
1-month Term SOFR + 0.000% 06/25/2033	4.617%	731,173	688,531
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-HQA1 Class M2
30-day Average SOFR + 2.250% 08/25/2033	7.565%	183,631	182,529
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	10.565%	400,000	421,012
Subordinated CMO Series 2020-DNA4 Class B1
30-day Average SOFR + 6.114% 08/25/2050	11.429%	605,306	673,765

Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2023	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-DNA6 Class B1
30-day Average SOFR + 3.000% 12/25/2050	8.315%	600,000	599,994
Subordinated CMO Series 2021-DNA5 Class B1
30-day Average SOFR + 3.050% 01/25/2034	8.365%	300,000	300,736
Subordinated CMO Series 2021-HQA1 Class B2
30-day Average SOFR + 5.000% 08/25/2033	10.315%	550,000	525,024
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2019-CS03 Class M2
30-day Average SOFR + 0.114% 10/25/2032	5.429%	294,204	291,226
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	9.315%	750,000	793,833
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	10.065%	450,000	459,912
Subordinated CMO Series 2022-DNA2 Class B2
30-day Average SOFR + 8.500% 02/25/2042	13.815%	350,000	365,179
New York Mortgage Trust(a),(d)
CMO Series 2021-BPL1 Class A1
05/25/2026	2.239%	299,679	294,863
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	198,581	185,237
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	8.315%	200,000	202,847
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month Term SOFR + 2.750% Floor 2.750% 05/25/2025	9.182%	260,578	259,973
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month Term SOFR + 2.964% Floor 2.850% 02/25/2025	9.394%	1,400,000	1,401,027
CMO Series 2018-GT2 Class A
1-month Term SOFR + 2.764% 08/25/2025	8.084%	2,250,000	2,249,550
Point Securitization Trust(a),(d)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	376,196	334,331
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage(a),(d)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	258,900	237,953
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	242,775	231,983
CMO Series 2021-2 Class A1
03/25/2026	2.115%	204,514	194,416
CMO Series 2021-3 Class A1
04/25/2026	1.867%	217,331	205,982
CMO Series 2023-RCF1 Class M1
06/25/2053	4.000%	350,000	289,352
Pretium Mortgage Credit Partners(a),(d)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	330,249	306,921
Pretium Mortgage Credit Partners I LLC(a),(d)
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	144,460	139,405
Pretium Mortgage Credit Partners LLC(a),(d)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	162,597	151,595
Radnor Re Ltd.(a),(b)
CMO Series 2021-1 Class M2
30-day Average SOFR + 3.150% 12/27/2033	8.815%	400,000	397,617
Stonnington Mortgage Trust(a),(c),(d),(e)
CMO Series 2020-1 Class A
07/28/2024	9.500%	34,119	33,607
Toorak Mortgage Corp., Ltd.(a),(d)
CMO Series 2021-1 Class A1
06/25/2024	2.240%	305,173	294,769
Triangle Re Ltd.(a),(b)
CMO Series 2021-2 Class M2
1-month Term SOFR + 5.614% Floor 5.500% 10/25/2033	10.934%	250,000	261,045
Unlock HEA Trust(a),(c),(m)
CMO Series 2023-1 Class A
10/25/2038	7.000%	400,000	377,478
VCAT Asset Securitization LLC(a),(d)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	338,513	311,265
VCAT LLC(a),(d)
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	417,749	393,551
Vericrest Opportunity Loan Transferee(a),(d)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	356,024	340,213

18	Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee XCIII LLC(a),(d)
CMO Series 2021-NPL2 Class A1
02/27/2051	1.893%	267,098	251,673
Verus Securitization Trust(a),(d)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	400,000	319,338
CMO Series 2023-1 Class M1
12/25/2067	6.988%	1,000,000	978,766
Subordinated CMO Series 2019-INV3 Class B1
11/25/2059	3.731%	300,000	240,461
Visio Trust(a),(d)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	200,000	166,843
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	100,000	84,580
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $22,213,604)			22,274,064

Senior Loans 7.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.3%
American Airlines, Inc.(b),(n)
Term Loan
6-month Term SOFR + 1.750% 01/29/2027	7.317%	479,948	471,549
Cable and Satellite 0.4%
Virgin Media Bristol LLC(b),(n)
Tranche Q Term Loan
1-month Term SOFR + 3.250% 01/31/2029	8.697%	600,000	584,586
Chemicals 0.5%
ColourOz Investment 1 GmbH(c),(e),(n),(o)
Tranche C 1st Lien Term Loan
09/21/2023	0.000%	46,651	30,823
ColourOz Investment 2 LLC(n),(o)
Tranche B2 1st Lien Term Loan
09/21/2023	0.000%	282,209	186,458
Ineos US Finance LLC(b),(n)
Term Loan
1-month Term SOFR + 3.750% 11/08/2027	9.166%	482,309	479,821
Total			697,102
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.4%
8th Avenue Food & Provisions, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	9.181%	32,962	31,637
2nd Lien Term Loan
1-month Term SOFR + 7.750% 10/01/2026	13.181%	63,566	43,066
Arches Buyer, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	8.666%	485,000	474,087
Total			548,790
Diversified Manufacturing 0.3%
TK Elevator Midco GmbH(b),(n)
Tranche B1 Term Loan
6-month Term SOFR + 3.500% Floor 0.500% 07/30/2027	9.381%	486,421	484,961
Electric 0.5%
Calpine Corp.(b),(n)
Term Loan
1-month Term SOFR + 2.500% 12/16/2027	7.931%	358,975	358,766
Constellation Renewables LLC(b),(n)
Term Loan
3-month Term SOFR + 2.500% Floor 1.000% 12/15/2027	8.184%	434,973	433,264
Total			792,030
Food and Beverage 0.3%
Aramark Intermediate HoldCo Corp.(b),(n)
Tranche B6 Term Loan
1-month Term SOFR + 2.500% 06/22/2030	7.931%	498,750	497,503
Health Care 0.6%
ICON PLC(b),(n)
Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 07/03/2028	7.753%	368,681	368,387
3-month Term SOFR + 2.250% 07/03/2028	7.902%	99,728	99,648

Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2023	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Medline Borrower LP(b),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 10/23/2028	8.681%	459,667	458,150
Total			926,185
Leisure 0.8%
Carnival Corp.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 10/18/2028	8.681%	498,731	495,614
NAI Entertainment Holdings LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 1.000% 05/08/2025	8.448%	673,271	648,528
Total			1,144,142
Media and Entertainment 0.3%
Gray Television, Inc.(b),(n)
Tranche E Term Loan
1-month Term SOFR + 2.500% 01/02/2026	7.944%	425,886	422,824
Pharmaceuticals 0.3%
Organon & Co.(b),(n)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 06/02/2028	8.442%	400,000	398,800
Property & Casualty 0.3%
Asurion LLC(b),(n)
Tranche B8 Term Loan
1-month Term SOFR + 3.250% 12/23/2026	9.666%	434,948	425,162
Retailers 0.3%
Great Outdoors Group LLC(b),(n)
Tranche B2 Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 03/06/2028	9.196%	498,728	497,037
Technology 1.8%
athenahealth Group, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/15/2029	8.568%	445,173	436,132
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Avaya, Inc.(b),(n)
Term Loan
1-month Term SOFR + 8.500% Floor 1.000% 08/01/2028	13.816%	104,916	92,326
Endurance International Group Holdings, Inc.(b),(n)
Term Loan
6-month Term SOFR + 3.500% Floor 0.750% 02/10/2028	8.792%	865,382	838,703
GoTo Group, Inc.(b),(n)
1st Lien Term Loan
3-month Term SOFR + 4.750% 08/31/2027	10.269%	488,694	322,205
Peraton Corp.(b),(n)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	9.166%	556,701	554,964
Verscend Holdings Corp.(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 4.000% 08/27/2025	9.431%	398,980	398,553
Total			2,642,883
Wireless 0.3%
SBA Senior Finance II LLC(b),(n)
Term Loan
1-month Term SOFR + 1.750% 04/11/2025	7.170%	482,188	481,692
Total Senior Loans (Cost $11,364,997)			11,015,246

U.S. Treasury Obligations 2.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
04/30/2024	2.500%	1,635,000	1,607,026
05/15/2032	2.875%	2,905,000	2,550,046
Total U.S. Treasury Obligations (Cost $4,554,243)			4,157,072

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $196,800)	1,498

Put Option Contracts Purchased 0.0%

(Cost $37,296)	31,410

20	Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2023 (Unaudited)
Money Market Funds 5.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(p),(q)	8,239,251	8,236,779
Total Money Market Funds (Cost $8,235,130)		8,236,779
Total Investments in Securities (Cost: $192,076,069)		178,812,420
Other Assets & Liabilities, Net		(29,336,705)
Net Assets		149,475,715
At September 30, 2023, securities and/or cash totaling $1,225,604 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
948,000 EUR	1,014,882 USD	Citi	10/27/2023	11,585	—
5,700,000 ZAR	299,574 USD	HSBC	10/27/2023	—	(826)
Total				11,585	(826)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	93	03/2024	USD	21,982,875	—	(10,055)
U.S. Treasury 5-Year Note	391	12/2023	USD	41,195,516	—	(361,076)
Total					—	(371,131)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(93)	03/2025	USD	(22,182,825)	73,696	—
U.S. Long Bond	(70)	12/2023	USD	(7,964,688)	416,633	—
U.S. Treasury 10-Year Note	(170)	12/2023	USD	(18,370,625)	391,377	—
U.S. Treasury 2-Year Note	(54)	12/2023	USD	(10,946,391)	39,311	—
U.S. Treasury Ultra Bond	(42)	12/2023	USD	(4,984,875)	304,536	—
Total					1,225,553	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	6,150,000	6,150,000	3.30	11/14/2023	196,800	1,498

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	5,180,000	5,180,000	4.75	12/27/2023	37,296	31,410

Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2023	21

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2023 (Unaudited)
Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(5,180,000)	(5,180,000)	5.10	12/27/2023	(14,375)	(13,390)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 6.361%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	10/24/2025	MXN	17,000,000	(76,891)	—	—	—	(76,891)
Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/21/2026	MXN	8,000,000	(43,790)	—	—	—	(43,790)
Fixed rate of 5.960%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	02/02/2026	MXN	20,000,000	(108,808)	—	—	—	(108,808)
SOFR plus 0.262%	Fixed rate of 1.781%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	08/09/2049	USD	2,100,000	865,451	—	—	865,451	—
Total							635,962	—	—	865,451	(229,489)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	500,000	99,240	(208)	125,136	—	—	(26,104)
Markit CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	300,000	82,096	(125)	81,292	—	679	—
Markit CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	200,000	39,696	(83)	30,020	—	9,593	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	200,000	39,696	(83)	6,637	—	32,976	—
Markit CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	320,000	75,191	(134)	74,154	—	903	—
Total							335,919	(633)	317,239	—	44,151	(26,104)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	14.933	USD	500,000	(135,526)	208	—	(106,880)	—	(28,438)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	14.933	USD	500,000	(135,526)	208	—	(105,844)	—	(29,474)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	14.933	USD	500,000	(135,526)	208	—	(81,990)	—	(53,328)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	14.933	USD	500,000	(135,525)	208	—	(78,951)	—	(56,366)
Markit CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	25.600	USD	250,000	(47,547)	104	—	(50,327)	2,884	—
Total								(589,650)	936	—	(423,992)	2,884	(167,606)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads
22	Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2023 (Unaudited)
represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Reference index and values for swap contracts as of period end
Reference index		Reference rate
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	11.503%
SOFR	Secured Overnight Financing Rate	5.310%
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2023, the total value of these securities amounted to $69,144,868, which represents 46.26% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2023.
(c)	Valuation based on significant unobservable inputs.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2023.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2023, the total value of these securities amounted to $64,430, which represents 0.04% of total net assets.
(f)	Non-income producing investment.
(g)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2023.
(j)	Represents a security purchased on a when-issued basis.
(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(m)	Represents a security purchased on a forward commitment basis.
(n)	The stated interest rate represents the weighted average interest rate at September 30, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(o)	Represents a security in default.
(p)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(q)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	13,811,358	38,143,213	(43,717,555)	(237)	8,236,779	(497)	333,946	8,239,251
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2023	23

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2023 (Unaudited)
Currency Legend
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
24	Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2023

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3QT7026_12_B01_(11/23)